UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Donatelli
Title:    Managing Member, General Partner
Phone:    (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York           January 28, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $82,104
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                               Name

NONE


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE      SHRS OR  SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS      SOLE        SHARED     NONE



ADAMS RESPIRATORY THERAPEUTI   COM        00635P107   10,236     171,346  SH         SOLE     NONE     171,346
ALLIANCE DATA SYSTEMS CORP     COM        018581108    1,477      19,700  SH         SOLE     NONE      19,700
AXCAN PHARMA INC               COM        054923107      746      32,436  SH         SOLE     NONE      32,436
COMMERCE GROUP INC MASS        COM        200641108    2,036      56,600  SH         SOLE     NONE      56,600
FIRST IND CORP                 COM        32054R108    1,288      40,235  SH         SOLE     NONE      40,235
GENLYTE GROUP INC              COM        372302109   11,370     119,428  SH         SOLE     NONE     119,428
GOODMAN GLOBAL INC             COM        38239A100    2,002      81,600  SH         SOLE     NONE      81,600
HARMAN INTL INDS INC           COM        413086109      715       9,700  SH         SOLE     NONE       9,700
HARRAHS ENTMT INC              COM        413619107   44,854     505,400  SH         SOLE     NONE     505,400
RESPIRONICS INC                COM        761230101    4,819      73,600  SH         SOLE     NONE      73,600
UAP HLDG CORP                  COM        903441103      712      18,443  SH         SOLE     NONE      18,443
UNITED RENTALS INC             COM        911363109    1,848     100,665  SH         SOLE     NONE     100,665




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